Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions

19.	Provisions

Onerous contract provisions	€’000
At January 1, 2022	-
Provisions made during the year	8,403
At December 31, 2022	8,403

The provisions made during the year are included in ‘cost of sales’.

Exolum

Work commenced on the Exolum project during the third quarter of 2022. On review of the revised project costs, the Company expects this project to be loss making. The Group has recognized an onerous contract provision of €5.2 million which reflects the Group’s best estimate at this time of the total expected contract loss.

Other

The Group has also recorded an onerous contract provision for two projects that had yet to commence by December 31, 2022. The Group has recognized an onerous contract provision of €3.2 million which reflects the Group’s best estimate at this time of the total expected contract loss. The total provision booked for these projects was €3.2 million.

For some of its contracts, the Group will provide three separate warranties as follows:

General

There is a general warranty period of two years from the date of construction of the plant. On successful completion of this two-year period and final acceptance of the plant, ownership will pass to Exolum.

Equipment

The Company will provide warranties on the key equipment and components for periods ranging between 2 and 20 years from the date of final completion. Certain items with longer warranty periods have many years of historical performance data, while our own HEVO technology has shorter historical performance data.

Performance guarantees

The Company has agreed to performance-related warranties covering both degradation over time and specified energy yields for period ranging between 2 and 25 years from the date of final acceptance.

The determination of provisions for onerous contracts, is based on best estimates. The above provision does not include any amounts related to the general equipment warranties or performance guarantees. If the final loss related to the completion of these projects differs from the above, the Group will adjust the provision accordingly. We expect all outflows relating to the above provision to take place within 12 months of December 31, 2022.